VANECK EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 97.0%
Bermuda : 0.4%
Credicorp Ltd. (USD) 10,000 $ 1,809,700
Underline
Brazil : 12.5%
Arcos Dorados Holdings, Inc.
(USD) 531,000 4,630,320
Fleury SA 1,276,215 3,614,736
JSL SA * 4,600,000 7,439,103
MercadoLibre, Inc. (USD) * 12,873 26,414,881
Movida Participacoes SA * 2,667,800 3,021,518
NU Holdings Ltd. (USD) * 465,000 6,347,250
Rede D'Or Sao Luiz SA
144A * 591,000 3,355,477
Smartfit Escola de Ginastica
e Danca SA * 595,200 2,342,473
Vamos Locacao de
Caminhoes Maquinas e
Equipamentos SA * 2,545,000 3,087,991
60,253,749
China : 19.7%
Baidu, Inc. (ADR) * † 13,000 1,368,770
BYD Co. Ltd. (HKD) 144,000 5,137,623
China Education Group
Holdings Ltd. (HKD) 8,700,000 6,044,290
Full Truck Alliance Co. Ltd.
(ADR) 935,100 8,425,251
Galaxy Entertainment Group
Ltd. (HKD) 600,000 2,962,912
H World Group Ltd. (ADR) 63,000 2,343,600
KE Holdings, Inc. (ADR) 396,000 7,884,360
Meituan (HKD) 144A * 324,990 6,901,284
MINISO Group Holding Ltd.
(ADR) † 220,000 3,858,800
NetEase, Inc. (HKD) 254,900 4,761,457
PDD Holdings, Inc. (ADR) * 40,000 5,392,400
Ping An Bank Co. Ltd. 3,869,969 6,675,918
Proya Cosmetics Co. Ltd. 204,920 3,198,577
Shanghai Baosight Software
Co. Ltd. 351,207 1,644,190
Shenzhen Inovance
Technology Co. Ltd. 339,364 2,994,596
Shenzhou International
Group Holdings Ltd. (HKD) 297,800 2,636,409
Sungrow Power Supply Co.
Ltd. 477,344 6,687,522
Tencent Holdings Ltd. (HKD) 135,000 7,506,654
Trip.com Group Ltd. (ADR) * 93,500 5,556,705
Yifeng Pharmacy Chain Co.
Ltd. 753,663 2,721,194
94,702,512
Egypt : 1.8%
Cleopatra Hospital * 20,083,115 3,015,795
Commercial International
Bank - Egypt 3,177,913 5,562,006
8,577,801
Georgia : 2.2%
Bank of Georgia Group Plc
(GBP) 213,000 10,465,312
Underline
Number
of Shares Value
Germany : 1.4%
Delivery Hero SE 144A * 162,800 $ 6,588,429
Underline
Greece : 2.2%
Eurobank Ergasias Services
and Holdings SA 2,120,000 4,855,687
Piraeus Financial Holdings
SA 1,378,300 5,867,835
10,723,522
Hungary : 1.4%
OTP Bank Nyrt 129,000 6,747,389
Underline
India : 18.0%
Cholamandalam Investment
and Finance Co. Ltd. 444,200 8,498,510
Delhivery Ltd. * 801,757 4,066,574
HDFC Bank Ltd. 264,000 5,436,745
HDFC Bank Ltd. (ADR) 85,000 5,317,600
Jio Financial Services Ltd. * 1,577,981 6,587,924
KEI Industries Ltd. 70,000 3,586,077
Oberoi Realty Ltd. 358,100 8,034,061
Phoenix Mills Ltd. 662,600 14,690,284
Reliance Industries Ltd. 683,500 24,087,036
Sterling and Wilson
Renewable * 888,760 6,529,082
86,833,893
Indonesia : 0.5%
Bank Rakyat Indonesia
Persero Tbk PT 7,280,000 2,381,013
Underline
Kazakhstan : 2.7%
Kaspi.kz JSC (ADR) 121,000 12,824,790
Underline
Mexico : 1.7%
BBB Foods, Inc. (USD) * 133,718 4,011,540
Regional SAB de CV 704,000 4,085,631
8,097,171
Philippines : 5.7%
Ayala Land, Inc. 3,800,000 2,474,903
Bloomberry Resorts Corp. * 48,810,000 7,046,583
International Container
Terminal Services, Inc. 2,470,000 17,899,799
27,421,285
Poland : 2.0%
InPost SA (EUR) * 516,700 9,755,355
Underline
Russia : 0.0%
Detsky Mir PJSC 144A *∞ 11,544,900 0
Sberbank of Russia PJSC ∞ 5,555,460 0
0
Saudi Arabia : 1.1%
Al Rajhi Bank 135,000 3,145,942
Americana Restaurants
International Plc - Foreign
Co. (AED) 2,940,000 2,121,878
5,267,820
South Africa : 4.6%
Prosus NV (EUR) 507,000 22,157,039
Underline
South Korea : 3.7%
Samsung Biologics Co. Ltd.
144A * 7,130 5,303,330

VANECK EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
South Korea (continued)
SK Hynix, Inc. 93,950 $ 12,573,964
17,877,294
Taiwan : 10.1%
Chroma ATE, Inc. 797,000 9,357,529
Poya International Co. Ltd. 272,157 4,544,393
Taiwan Semiconductor
Manufacturing Co. Ltd. 1,102,000 33,229,847
Wiwynn Corp. 32,000 1,734,409
48,866,178
Tanzania : 1.3%
Helios Towers Plc (GBP) * 4,200,000 6,440,102
Underline
Turkey : 4.0%
MLP Saglik Hizmetleri AS
144A * 1,209,987 11,570,020
Sok Marketler Ticaret AS 3,216,840 4,528,921
Tofas Turk Otomobil
Fabrikasi AS 478,700 3,011,468
19,110,409
Total Common Stocks
(Cost: $340,748,066) 466,900,763
Number
of Shares Value
PREFERRED SECURITIES : 4.9%
(Cost: $29,734,423)
South Korea : 4.9%
Samsung Electronics Co. Ltd. 610,000 $ 23,690,503
Underline
Total Investments Before Collateral for
Securities Loaned: 101.9%
(Cost: $370,482,489) 490,591,266
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.1%
Money Market Fund: 0.1%
(Cost: $552,801)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 552,801 552,801
Total Investments: 102.0%
(Cost: $371,035,290) 491,144,067
Liabilities in excess of other assets: (2.0)% (9,614,180)
NET ASSETS: 100.0% $ 481,529,887
Definitions:
ADR American Depositary Receipt
AED U Arab Dirham
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $4,958,456.
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $33,718,540, or 7.0% of net assets.